Fair value measurements - Schedule of debt securities in an unrealized loss (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Fair Market Value, Less than 12 Months	$ 3,981	$ 17,303	$ 44,710
Unrealized Loss, Less than 12 Months	(4)	(78)	(74)
Fair Market Value, More than 12 Months	2,785	9,927	0
Unrealized Loss, More than 12 Months	(11)	(135)	0
Fair Market Value	6,766	27,230	44,710
Unrealized Loss	(15)	(213)	(74)
Short Term Marketable Securities [Member]
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Fair Market Value, Less than 12 Months	3,981	17,303	32,991
Unrealized Loss, Less than 12 Months	(4)	(78)	(29)
Fair Market Value, More than 12 Months	2,785	9,927	0
Unrealized Loss, More than 12 Months	(11)	(135)	0
Fair Market Value	6,766	27,230	32,991
Unrealized Loss	$ (15)	$ (213)	(29)
Long-term Marketable Securities
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Fair Market Value, Less than 12 Months			11,719
Unrealized Loss, Less than 12 Months			(45)
Fair Market Value, More than 12 Months			0
Unrealized Loss, More than 12 Months			0
Fair Market Value			11,719
Unrealized Loss			$ (45)